Research And Development Expenses	12 Months Ended
Dec. 31, 2014
Research And Development Expenses [Text Block]
RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2014	2013	2012
Gross research and development expenses	(3,728)	(3,711)	(3,654)
Research Tax Credit	518	561	256
Grants	278	555	739
Net Research and development expenses	(2,932)	(2,595)	(2,659)

In 2014, 2013 and 2012, grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of prostate cancer.